Document and Entity Information	Nov. 25, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	STRYKER CORP
Entity Address, State or Province	MI
Entity Address, Address Line Two	Employee
Amendment Flag	false
Entity Central Index Key	0000310764
Document Type	8-K
Document Period End Date	Nov. 25, 2019
Entity Address, Address Line Three	November 25, 2019
Entity Incorporation State Country Code	MI
Entity File Number	001-13149
Entity Tax Identification Number	38-1239739
Entity Address, Address Line One	2825 Airview Boulevard
Entity Address, City or Town	Kalamazoo
Entity Address, Postal Zip Code	49002
City Area Code	(269)
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2023
Trading Symbol	SYK23
Security Exchange Name	NYSE
Senior Unsecured Notes 2.125 Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
Senior Unsecured Notes 2.625 Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
Senior Unsecured Notes Variable Interest Rate Due November 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Notes due 2020
Trading Symbol	SYK20A
Security Exchange Name	NYSE